SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 275,410	$ 375,535	$ 589,814